Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2014
Registrant Name	Dreyfus International Funds, Inc.
Central Index Key	0000897469
Amendment Flag	false
Document Creation Date	Sep. 26, 2014
Document Effective Date	Oct. 01, 2014
Prospectus Date	Oct. 01, 2014
Dreyfus Emerging Markets Fund | Class A
Risk/Return:
Trading Symbol	DRFMX
Dreyfus Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	DCPEX
Dreyfus Emerging Markets Fund | Class I
Risk/Return:
Trading Symbol	DRPEX
Dreyfus Emerging Markets Fund | Class Y
Risk/Return:
Trading Symbol	DYPEX